Subsequent Events	12 Months Ended
Mar. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 15 – SUBSEQUENT EVENTS

Pursuant to the loan facility agreement with Postal Saving Bank of China, which is valid from June 24, 2019 to June 23, 2025, on June 28, 2019, the Company entered a loan agreement of $581,844 (RMB 4 million Yuan) from Postal Saving Bank of China as working capital for one year. The loan bears a fixed interest rate of 5.66%.

On May 4, 2018, the Company entered into a bank loan agreement with Industrial Bank Co., Ltd to borrow $1,039,578 (RMB 7 million Yuan) as working capital for one year with due date on April 21, 2019 and was renewed on April 19, 2019.

The Company evaluated all events and transactions that occurred after March 31, 2019 up through the date the Company issued these financial statements on August XX, 2019.